Capital and financial risk management - Financial instruments held at fair value by fair value hierarchy (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial instruments held at fair value by fair value hierarchy
Financial assets	£ 2,727	£ 2,441
Financial liabilities	(12,633)	(13,738)
Fair value, Financial Assets	2,727	2,441
Fair value, Financial Liabilities	(12,173)	(12,893)
Financial liabilities at fair value
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(190)	(206)
Financial liabilities at fair value | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(190)	(206)
Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(109)	(139)
Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(5)
Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(3)	(44)
Derivatives designated and effective as hedging instruments | Level 2 | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(109)	(139)
Derivatives designated and effective as hedging instruments | Level 2 | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(5)
Derivatives designated and effective as hedging instruments | Level 2 | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(3)	(44)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(73)	(23)
Fair value, Financial Liabilities	(73)	(23)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(73)	(23)
Financial assets at fair value
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	544	104
Financial assets at fair value | Level 1
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	456	10
Financial assets at fair value | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	88	94
Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets		2
Fair value, Financial Assets		2
Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	14
Fair value, Financial Assets	14
Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	49	2
Fair value, Financial Assets	49	2
Derivatives designated and effective as hedging instruments | Level 2 | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets		2
Derivatives designated and effective as hedging instruments | Level 2 | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	14
Derivatives designated and effective as hedging instruments | Level 2 | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	49	2
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial assets	25	90
Fair value, Financial Assets	25	90
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	25	90
Financial assets at fair value through profit or loss | Cash and cash equivalents (money market funds)
Financial instruments held at fair value by fair value hierarchy
Financial assets	456	10
Fair value, Financial Assets	456	10
Financial assets at fair value through profit or loss | Cash and cash equivalents (money market funds) | Level 1
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	£ 456	£ 10